Schedule of Investments (unaudited)
July 31, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.4%
Advantage Sales & Marketing, Inc., 9.00%, 11/15/30(a)	$4,899	$4,295,680
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/31(a)	6,300	6,495,128
7.50%, 06/01/29(a)(b)	8,055	8,070,542
7.75%, 04/15/28(a)	8,230	8,243,407
7.88%, 04/01/30(a)(b)	7,305	7,582,626
CMG Media Corp., 8.88%, 06/18/29(a)(b)	4,925	3,570,141
Lamar Media Corp.
3.63%, 01/15/31	4,945	4,581,957
3.75%, 02/15/28	5,580	5,454,581
4.00%, 02/15/30	4,975	4,740,926
4.88%, 01/15/29	3,295	3,246,952
Neptune Bidco U.S., Inc.
9.29%, 04/15/29(a)	21,876	22,285,304
10.38%, 05/15/31(a)	8,130	8,511,805
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)	4,682	4,545,010
4.63%, 03/15/30(a)	4,635	4,469,202
7.38%, 02/15/31(a)	405	419,343
Stagwell Global LLC, 5.63%, 08/15/29(a)	9,732	9,449,363
		105,961,967
Aerospace & Defense — 1.1%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(a)	6,120	6,252,957
ATI, Inc., 7.25%, 08/15/30(b)	2,800	2,887,394
Bombardier, Inc., 8.75%, 11/15/30(a)	5,250	5,533,261
Incora Top Holdco LLC, 6.00%, 01/31/33(c)(d)(e)	2,897	805,241
TransDigm, Inc.
4.63%, 01/15/29(b)	10,490	10,286,565
4.88%, 05/01/29	6,470	6,352,324
6.38%, 03/01/29(a)	23,620	23,877,949
6.75%, 08/15/28(a)	17,420	17,544,640
6.88%, 12/15/30(a)	12,540	12,840,810
		86,381,141
Agriculture — 0.2%
Darling Ingredients, Inc.
5.25%, 04/15/27(a)(b)	4,880	4,883,104
6.00%, 06/15/30(a)(b)	8,915	8,954,449
		13,837,553
Airlines — 1.1%
Air Canada, 3.88%, 08/15/26(a)	9,447	9,449,244
Alaska Airlines, Inc., 6.50%, 06/01/31(a)(b)	3,480	3,455,457
Allegiant Travel Co., 7.13%, 07/01/31(a)(b)	2,885	2,921,423
American Airlines, Inc., 7.25%, 02/15/28(a)(b)	6,390	6,437,069
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)(b)	24,255	24,123,873
OneSky Flight LLC, 8.88%, 12/15/29(a)	4,935	5,181,013
United Airlines Holdings, Inc.
4.88%, 03/01/29	8,815	8,682,280
5.38%, 03/01/31(b)	8,585	8,477,798
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.38%, 02/01/30(a)(b)	8,975	8,452,879
9.50%, 06/01/28(a)(b)	4,650	4,707,864
WestJet An Alberta Partnership, 8.00%, 02/14/31(a)(b)	4,025	3,959,902
		85,848,802
Security	Par (000)	Value
Apparel — 0.5%
Crocs, Inc., 4.25%, 03/15/29(a)(b)	$3,197	$3,066,730
Kontoor Brands, Inc., 4.13%, 11/15/29(a)	3,727	3,564,876
Levi Strauss & Co., 3.50%, 03/01/31(a)(b)	4,252	3,920,334
Under Armour, Inc., 7.25%, 07/15/30(a)	3,680	3,753,140
VF Corp.
2.80%, 04/23/27(b)	4,915	4,842,750
2.95%, 04/23/30(b)	6,840	6,131,353
William Carter Co. (The), 7.38%, 02/15/31(a)(b)	5,230	5,360,601
Wolverine World Wide, Inc., 4.00%, 08/15/29(a)(b)	5,112	4,814,785
		35,454,569
Auto Manufacturers — 1.8%
Allison Transmission, Inc.
3.75%, 01/30/31(a)(b)	8,250	7,633,312
4.75%, 10/01/27(a)(b)	3,240	3,221,370
5.88%, 06/01/29(a)	4,265	4,278,503
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)	8,940	5,008,293
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)	4,015	3,967,658
5.50%, 07/15/29(a)	3,825	3,782,299
5.88%, 01/15/28(a)(b)	4,645	4,631,901
New Flyer Holdings, Inc., 9.25%, 07/01/30(a)	5,085	5,437,349
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26(a)	8,600	8,556,088
2.45%, 09/15/28(a)(b)	3,525	3,274,389
2.75%, 03/09/28(a)	5,555	5,280,416
5.30%, 09/13/27(a)	3,670	3,654,094
5.63%, 09/29/28(a)	6,800	6,751,516
6.13%, 09/30/30(a)	10,330	10,079,576
7.05%, 09/15/28(a)	6,325	6,449,076
Nissan Motor Co. Ltd.
4.35%, 09/17/27(a)	20,955	20,599,716
4.81%, 09/17/30(a)(b)	20,645	19,123,763
7.50%, 07/17/30(a)	8,905	9,099,662
PM General Purchaser LLC, 9.50%, 10/01/28(a)	5,395	4,563,721
Wabash National Corp., 4.50%, 10/15/28(a)(b)	3,637	3,380,294
		138,772,996
Auto Parts & Equipment — 1.7%
Adient Global Holdings Ltd., 7.00%, 04/15/28(a)	4,470	4,536,131
American Axle & Manufacturing, Inc., 5.00%, 10/01/29(b)	5,525	5,342,808
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28(a)	6,390	6,478,454
6.75%, 02/15/30(a)	8,330	8,533,367
Cooper-Standard Automotive, Inc., 9.25%, 03/01/31(a)(b)	9,515	9,709,017
Cyprium Corp./Cyprium Holdings Luxembourg SARL, 6.13%, 04/15/31(a)	6,490	6,440,644
Forvia SE, 8.00%, 06/15/30(a)(b)	4,740	4,983,871
Goodyear Tire & Rubber Co.(The)
4.88%, 03/15/27(b)	6,337	6,327,076
5.00%, 07/15/29(b)	7,657	7,315,593
5.25%, 04/30/31(b)	3,350	3,010,240
5.25%, 07/15/31(b)	4,100	3,639,524
6.63%, 07/15/30	4,485	4,335,694
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% Cash or 7.13% PIK)(a)(b)(f)	3,625	3,648,051
7.75%, 11/15/30, (7.75% Cash or 8.50% PIK)(a)(f)	3,710	3,847,826

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Phinia, Inc., 6.75%, 04/15/29(a)	$4,750	$4,831,295
Tenneco, Inc., 8.00%, 11/17/28(a)	15,852	15,887,420
Titan International, Inc., 7.00%, 04/30/28(b)	3,710	3,704,229
ZF North America Capital, Inc.
6.75%, 04/23/30(a)	7,245	7,190,970
6.88%, 04/14/28(a)	5,475	5,565,195
7.13%, 04/14/30(a)(b)	5,345	5,372,259
7.50%, 03/24/31(a)(b)	10,910	10,965,728
		131,665,392
Banks — 0.2%
Armor Holdco, Inc., 8.50%, 11/15/29(a)	2,895	2,896,580
Freedom Mortgage Corp.
6.63%, 01/15/27(a)	4,608	4,609,613
12.25%, 10/01/30(a)	4,000	4,280,712
Popular, Inc., 7.25%, 03/13/28	2,815	2,879,929
		14,666,834
Beverages — 0.2%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.38%, 04/30/29(a)	6,803	6,604,074
6.25%, 04/01/29(a)	6,125	6,145,515
		12,749,589
Biotechnology — 0.1%
Emergent BioSolutions, Inc., 3.88%, 08/15/28(a)	4,190	3,864,416
Building Materials — 1.3%
Boise Cascade Co., 4.88%, 07/01/30(a)(b)	3,660	3,580,784
Builders FirstSource, Inc., 5.00%, 03/01/30(a)	4,920	4,762,597
CP Atlas Buyer, Inc.
9.75%, 07/15/30(a)(b)	4,160	3,737,705
12.75%, 01/15/31, (12.75 % PIK)(a)(f)	4,049	2,756,273
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.63%, 12/15/30(a)	17,795	18,088,197
Griffon Corp., 5.75%, 03/01/28	8,570	8,574,285
Jeld-Wen, Inc., 4.88%, 12/15/27(a)	3,325	2,669,975
Knife River Corp., 7.75%, 05/01/31(a)	2,800	2,887,291
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(a)(b)	4,470	4,130,280
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/28(a)	5,105	5,074,053
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(a)	9,367	9,341,300
Standard Industries, Inc./New York
3.38%, 01/15/31(a)	9,715	8,721,034
4.38%, 07/15/30(a)(b)	13,990	13,200,094
4.75%, 01/15/28(a)(b)	9,050	8,997,103
		96,520,971
Chemicals — 3.0%
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)	25	25,844
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)	6,537	6,201,979
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)(b)	4,476	4,460,819
Celanese U.S. Holdings LLC
1.40%, 08/05/26	3,300	3,298,765
6.50%, 04/15/30	6,440	6,520,347
7.00%, 02/15/31(b)	4,265	4,373,621
7.33%, 07/15/29(b)	6,945	7,209,714
7.35%, 11/15/28	6,251	6,488,559
Security	Par (000)	Value
Chemicals (continued)
7.55%, 11/15/30	$9,170	$9,652,208
Chemours Co.(The)
4.63%, 11/15/29(a)(b)	5,547	5,232,703
5.75%, 11/15/28(a)	5,444	5,411,715
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	4,851	4,844,978
Element Solutions, Inc., 3.88%, 09/01/28(a)	7,290	7,176,896
FMC Corp., 3.45%, 10/01/29(b)	4,605	4,232,674
Herens Holdco SARL, 4.75%, 05/15/28(a)(b)	2,950	2,628,010
Huntsman International LLC
2.95%, 06/15/31	2,500	2,235,106
4.50%, 05/01/29(b)	6,800	6,561,474
INEOS Finance PLC
6.75%, 05/15/28(a)	3,890	3,869,402
7.50%, 04/15/29(a)(b)	6,455	6,327,369
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29(a)(b)	3,540	3,141,870
Ingevity Corp., 3.88%, 11/01/28(a)(b)	5,035	4,847,652
Innophos Holdings, Inc., 11.50%, 06/15/29(a)	4,046	3,819,424
Mativ Holdings, Inc., 8.00%, 10/01/29(a)(b)	3,750	3,712,969
Methanex Corp.
5.13%, 10/15/27(b)	6,096	6,089,385
5.25%, 12/15/29(b)	6,273	6,217,189
Minerals Technologies, Inc., 5.00%, 07/01/28(a)(b)	3,357	3,312,321
NOVA Chemicals Corp.
4.25%, 05/15/29(a)	4,930	4,809,009
5.25%, 06/01/27(a)	9,375	9,377,344
9.00%, 02/15/30(a)	5,005	5,244,564
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 01/27/30(a)	3,102	2,939,160
Olin Corp.
5.00%, 02/01/30(b)	4,540	4,369,017
5.63%, 08/01/29(b)	5,765	5,704,358
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(a)	7,250	6,989,151
6.25%, 10/01/29(a)(b)	3,975	3,913,462
7.25%, 06/15/31(a)	6,000	6,063,500
Rain Carbon, Inc., 12.25%, 09/01/29(a)(b)	3,790	4,024,881
SCIH Salt Holdings, Inc.
4.88%, 05/01/28(a)	9,705	9,705,910
6.63%, 05/01/29(a)(b)	6,152	6,146,348
6.75%, 08/15/31(a)	7,045	7,039,334
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	6,055	5,901,971
Tronox, Inc.
4.63%, 03/15/29(a)(b)	9,040	5,526,453
9.13%, 09/30/30(a)(b)	3,470	3,458,837
WR Grace Holdings LLC
5.63%, 08/15/29(a)(b)	10,042	9,217,351
7.38%, 03/01/31(a)	2,355	2,335,325
		230,658,968
Coal — 0.2%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, 06/15/29(a)	3,452	3,599,129
Coronado Finance Pty Ltd., 9.25%, 10/01/29(a)(b)	3,645	3,055,275
SunCoke Energy, Inc., 4.88%, 06/30/29(a)	4,577	4,363,863
		11,018,267
Commercial Services — 5.3%
ADT Security Corp. (The), 4.13%, 08/01/29(a)(b)	9,142	8,751,179

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, 05/21/30(a)	$12,385	$12,635,788
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	11,605	12,051,844
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(a)(b)	8,510	8,442,540
6.88%, 06/15/30(a)	10,255	10,463,636
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(a)	17,868	17,573,567
Alta Equipment Group, Inc., 9.00%, 06/01/29(a)(b)	4,445	4,243,154
AMN Healthcare, Inc.
4.00%, 04/15/29(a)(b)	3,230	3,100,827
6.50%, 01/15/31(a)(b)	3,695	3,690,875
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75%, 04/01/28(a)(b)	4,857	4,773,237
5.38%, 03/01/29(a)(b)	5,542	5,390,426
8.00%, 02/15/31(a)(b)	5,270	5,262,200
8.25%, 01/15/30(a)(b)	6,582	6,730,292
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)(b)	9,260	9,256,722
Block, Inc.
3.50%, 06/01/31	6,800	6,196,348
5.63%, 08/15/30(a)(b)	9,980	9,927,256
Brink's Co.(The)
4.63%, 10/15/27(a)	4,582	4,550,993
6.50%, 06/15/29(a)(b)	3,699	3,761,966
Carriage Services, Inc., 4.25%, 05/15/29(a)	3,702	3,507,744
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)(b)	8,429	8,144,409
4.88%, 07/01/29(a)(b)	8,135	7,483,906
CoreCivic, Inc., 8.25%, 04/15/29	3,930	4,077,807
Dcli Bidco LLC, 7.75%, 11/15/29(a)(b)	4,417	4,532,052
Deluxe Corp.
8.00%, 06/01/29(a)	4,275	4,310,896
8.13%, 09/15/29(a)	3,505	3,630,815
EquipmentShare.com, Inc., 9.00%, 05/15/28(a)	9,375	9,524,846
Garda World Security Corp.
6.00%, 06/01/29(a)(b)	4,637	4,565,893
6.50%, 01/15/31(a)	5,845	5,903,799
7.75%, 02/15/28(a)	3,710	3,759,950
GEO Group, Inc.(The)
8.63%, 04/15/29	5,367	5,587,757
10.25%, 04/15/31	4,500	4,852,816
Grand Canyon University, 5.13%, 10/01/28(b)	3,515	3,471,793
Herc Holdings, Inc.
5.75%, 03/15/31(a)(b)	4,775	4,724,807
6.63%, 06/15/29(a)(b)	7,242	7,365,717
7.00%, 06/15/30(a)	14,140	14,574,676
Hertz Corp. (The), 12.63%, 07/15/29(a)(b)	10,650	6,951,788
Korn Ferry, 4.63%, 12/15/27(a)	3,107	3,086,271
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29(a)(b)	6,466	6,367,598
Mobius Merger Sub, Inc., 9.00%, 06/01/30(a)	2,750	1,852,125
NESCO Holdings II, Inc., 5.50%, 04/15/29(a)(b)	8,102	8,046,880
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(a)	9,103	8,927,740
PROG Holdings, Inc., 6.00%, 11/15/29(a)	5,372	5,248,826
RR Donnelley & Sons Co.
9.50%, 08/01/29(a)	9,294	9,626,057
10.88%, 08/01/29(a)(b)	4,265	4,341,015
Security	Par (000)	Value
Commercial Services (continued)
11.00%, 06/01/31, (5.50 % Cash and 5.50 % PIK)(a)(b)(f)	$7,010	$6,673,631
Service Corp. International/U.S.
3.38%, 08/15/30(b)	7,425	6,846,655
4.00%, 05/15/31	5,430	5,064,330
4.63%, 12/15/27	4,217	4,184,610
5.13%, 06/01/29(b)	6,597	6,525,237
Sotheby's, 8.25%, 04/15/31(a)	5,270	5,257,016
StoneMor, Inc., 8.50%, 05/15/29(a)(b)	3,105	3,087,126
Synergy Infrastructure Holdings LLC, 7.88%, 12/01/30(a)	4,640	4,846,435
TriNet Group, Inc., 3.50%, 03/01/29(a)(b)	4,572	4,309,156
United Rentals North America, Inc.
3.88%, 11/15/27	5,810	5,743,364
3.88%, 02/15/31	5,750	5,368,169
4.00%, 07/15/30	6,850	6,499,814
4.88%, 01/15/28	13,661	13,591,530
5.25%, 01/15/30	6,090	6,058,196
Upbound Group, Inc., 6.38%, 02/15/29(a)	4,172	4,141,169
Valvoline, Inc., 3.63%, 06/15/31(a)(b)	3,000	2,729,245
VM Consolidated, Inc., 5.50%, 04/15/29(a)	3,210	2,996,942
VT Topco, Inc., 8.50%, 08/15/30(a)(b)	4,255	4,333,537
Williams Scotsman, Inc.
4.63%, 08/15/28(a)	4,335	4,277,296
6.63%, 06/15/29(a)	4,535	4,611,878
6.63%, 04/15/30(a)	4,420	4,514,625
		402,930,794
Computers — 1.0%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/29(a)(b)	4,407	3,772,171
Diebold Nixdorf, Inc., 7.75%, 03/31/30(a)	8,390	8,720,891
Everforth, Inc., 4.63%, 05/15/28(a)(b)	4,974	4,736,466
Fortress Intermediate 3, Inc., 7.50%, 06/01/31(a)	5,000	5,078,210
McAfee Corp., 7.38%, 02/15/30(a)(b)	14,670	12,426,297
NCR Atleos Corp., 9.50%, 04/01/29(a)	11,242	11,931,562
NCR Voyix Corp.
5.00%, 10/01/28(a)	5,785	5,617,717
5.13%, 04/15/29(a)(b)	3,656	3,534,438
Pitney Bowes, Inc., 7.25%, 03/15/29(a)(b)	3,340	3,363,896
Science Applications International Corp., 4.88%, 04/01/28(a)	3,320	3,275,343
Seagate Data Storage Technology Pte Ltd.
4.09%, 06/01/29	3,607	3,499,034
5.88%, 07/15/30(b)	3,300	3,354,588
Unisys Corp., 10.63%, 01/15/31(a)(b)	5,875	5,522,500
Virtusa Corp., 7.13%, 12/15/28(a)	2,992	2,445,960
		77,279,073
Cosmetics & Personal Care — 0.4%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29(a)	1,032	1,013,431
5.60%, 01/15/31(a)	5,000	4,909,025
6.63%, 07/15/30(a)	3,091	3,108,518
Edgewell Personal Care Co.
4.13%, 04/01/29(a)(b)	4,615	4,442,930
5.50%, 06/01/28(a)	6,864	6,841,878
P&L Development LLC/PLD Finance Corp., 12.00%, 05/15/29, (9.00% Cash and 3.00% PIK)(a)(f)	3,212	2,991,804
Perrigo Finance Unlimited Co., 5.15%, 06/15/30	6,380	6,022,618

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Prestige Brands, Inc., 3.75%, 04/01/31(a)(b)	$4,180	$3,828,183
		33,158,387
Distribution & Wholesale — 0.5%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/29(a)(b)	3,320	3,150,087
4.00%, 01/15/28(a)	6,052	5,956,398
Gates Corp./DE, 6.88%, 07/01/29(a)	4,585	4,679,699
RB Global Holdings, Inc., 6.75%, 03/15/28(a)	5,000	5,049,215
Velocity Vehicle Group LLC, 8.00%, 06/01/29(a)(b)	4,520	4,475,140
Veritiv Operating Co., 10.50%, 11/30/30(a)(b)	8,930	9,164,088
Windsor Holdings III LLC, 8.50%, 06/15/30(a)	6,060	6,312,014
		38,786,641
Diversified Financial Services — 5.7%
Aretec Group, Inc.
7.50%, 04/01/29(a)(b)	3,477	3,466,982
10.00%, 08/15/30(a)	4,480	4,726,548
Atlanticus Holdings Corp., 9.75%, 09/01/30(a)(b)	3,625	3,660,055
Azorra Finance Ltd.
7.25%, 01/15/31(a)	4,580	4,711,280
7.75%, 04/15/30(a)	4,580	4,741,663
Bread Financial Holdings, Inc., 6.75%, 05/15/31(a)(b)	4,195	4,278,480
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)(b)	3,460	3,409,568
6.88%, 04/15/30(a)(b)	3,235	3,076,724
9.25%, 07/01/31(a)	5,250	5,112,187
Champions Financing, Inc., 8.75%, 02/15/29(a)(b)	5,380	5,318,086
Cobra AcquisitionCo LLC, 6.38%, 11/01/29(a)	3,620	3,143,556
Coinbase Global, Inc., 3.38%, 10/01/28(a)(b)	8,760	8,317,171
Credit Acceptance Corp.
6.63%, 03/15/30(a)(b)	4,535	4,530,511
9.25%, 12/15/28(a)(b)	4,890	5,064,797
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/01/30(a)	8,005	7,744,902
Encore Capital Group, Inc.
6.63%, 04/15/31(a)	3,860	3,865,095
8.50%, 05/15/30(a)(b)	4,590	4,859,245
Enova International, Inc.
9.13%, 08/01/29(a)	4,477	4,681,007
11.25%, 12/15/28(a)(b)	2,965	3,111,457
Figure Technology Solutions, Inc., 8.50%, 07/31/31(a)	4,950	4,874,435
Freedom Mortgage Holdings LLC
6.88%, 05/01/31(a)	4,070	3,919,385
9.13%, 05/15/31(a)	6,045	6,193,139
9.25%, 02/01/29(a)	9,957	10,278,777
GGAM Finance Ltd.
5.88%, 03/15/30(a)	3,275	3,262,547
6.88%, 04/15/29(a)	3,257	3,312,902
8.00%, 02/15/27(a)	6,490	6,498,364
8.00%, 06/15/28(a)	4,777	4,932,153
goeasy Ltd.
6.88%, 05/15/30(a)(b)	3,415	3,082,136
6.88%, 02/15/31(a)(b)	3,800	3,387,144
7.38%, 10/01/30(a)(b)	3,385	3,085,956
7.63%, 07/01/29(a)(b)	5,500	5,219,682
9.25%, 12/01/28(a)(b)	5,165	5,101,522
Hightower Holding LLC, 9.13%, 01/31/30(a)	3,470	3,611,673
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29(a)	4,765	4,624,537
Security	Par (000)	Value
Diversified Financial Services (continued)
7.13%, 04/30/31(a)	$11,000	$11,343,911
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(a)(b)	8,400	8,106,344
Jefferson Capital Holdings LLC
8.25%, 05/15/30(a)(b)	4,500	4,689,056
9.50%, 02/15/29(a)	3,685	3,836,155
LD Holdings Group LLC, 6.13%, 04/01/28(a)(b)	4,325	3,446,874
LFS Topco LLC, 8.75%, 07/15/30(a)(b)	3,640	3,633,882
Navient Corp.
4.88%, 03/15/28	4,715	4,606,850
5.00%, 03/15/27	6,589	6,550,292
5.50%, 03/15/29(b)	6,335	6,070,134
9.38%, 07/25/30(b)	4,330	4,376,721
9.38%, 10/15/31(b)	2,480	2,475,911
11.50%, 03/15/31(b)	3,770	3,979,708
OneMain Finance Corp.
3.50%, 01/15/27(b)	6,727	6,668,875
3.88%, 09/15/28(b)	5,365	5,174,542
4.00%, 09/15/30	7,550	6,918,238
5.38%, 11/15/29	6,575	6,425,827
6.13%, 05/15/30	6,615	6,564,252
6.63%, 01/15/28	7,482	7,552,281
6.63%, 05/15/29	7,920	8,011,902
7.50%, 05/15/31	3,495	3,579,522
7.88%, 03/15/30	6,110	6,326,030
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 7.75%, 05/15/31(a)	3,505	3,468,173
PennyMac Financial Services, Inc.
4.25%, 02/15/29(a)(b)	5,880	5,570,904
7.13%, 11/15/30(a)(b)	5,750	5,730,218
7.88%, 12/15/29(a)	6,655	6,820,224
PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/29(a)	5,465	5,398,094
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30(a)	5,755	5,949,544
Planet Financial Group LLC, 10.50%, 12/15/29(a)	5,585	5,439,432
PRA Group, Inc.
5.00%, 10/01/29(a)(b)	3,125	2,957,241
8.38%, 02/01/28(a)	3,605	3,647,592
8.88%, 01/31/30(a)(b)	4,922	5,067,337
Provident Funding Associates LP/PFG Finance Corp., 9.75%, 09/15/29(a)	4,740	4,884,664
Rfna LP, 7.88%, 02/15/30(a)(b)	4,295	4,295,233
Rocket Companies, Inc., 6.13%, 08/01/30(a)	16,680	16,792,291
Rocket Cos, Inc.
6.13%, 08/01/31(a)	1,185	1,189,310
6.50%, 08/01/29(a)	6,245	6,314,705
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.63%, 03/01/29(a)	6,930	6,620,870
3.88%, 03/01/31(a)	10,335	9,555,999
SLM Corp., 6.50%, 01/31/30(b)	4,515	4,551,888
Stonebriar ABF Issuer LLC
7.00%, 08/15/31(a)	2,815	2,817,791
8.13%, 12/15/30(a)	6,640	6,907,030
StoneX Group, Inc., 7.88%, 03/01/31(a)(b)	4,725	4,913,776
TrueNoord Capital DAC, 8.75%, 03/01/30(a)	3,305	3,421,746
United Wholesale Mortgage LLC
5.50%, 04/15/29(a)(b)	6,310	5,882,116
5.75%, 06/15/27(a)	4,101	4,068,592
UWM Holdings LLC
6.25%, 03/15/31(a)(b)	8,275	7,348,247

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
6.63%, 02/01/30(a)	$7,280	$6,751,152
Velocity Commercial Capital LLC, 9.38%, 02/15/31(a)(b)	4,265	4,390,405
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(a)	4,000	4,149,758
		434,445,305
Electric — 1.7%
Clearway Energy Operating LLC
3.75%, 02/15/31(a)	7,880	7,228,101
4.75%, 03/15/28(a)	7,545	7,434,926
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(a)	4,575	4,656,950
DPL LLC, 4.35%, 04/15/29	3,657	3,565,147
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30(a)(b)	5,590	5,238,488
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29(a)	3,285	3,119,501
NRG Energy, Inc.
3.38%, 02/15/29(a)	4,687	4,452,726
3.63%, 02/15/31(a)	5,175	4,764,090
5.25%, 06/15/29(a)	6,165	6,109,294
5.75%, 01/15/28	5,802	5,803,710
5.75%, 07/15/29(a)	6,371	6,368,607
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(a)(b)	6,185	6,028,138
PG&E Corp.
5.00%, 07/01/28	8,909	8,820,867
5.25%, 07/01/30	8,760	8,577,354
Talen Energy Supply LLC, 6.13%, 05/01/31(a)(g)	10,550	10,476,463
VoltaGrid LLC, 7.38%, 11/01/30(a)	17,235	17,298,856
XPLR Infrastructure Operating Partners LP
4.50%, 09/15/27(a)(b)	4,245	4,193,798
7.25%, 01/15/29(a)(b)	6,710	6,914,657
8.38%, 01/15/31(a)(b)	6,780	7,202,969
		128,254,642
Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc.
4.38%, 03/31/29(a)(b)	7,310	7,024,910
4.75%, 06/15/28(a)(b)	5,690	5,619,479
WESCO Distribution, Inc.
5.25%, 04/15/31(a)	3,080	3,027,923
6.38%, 03/15/29(a)	7,697	7,800,332
		23,472,644
Electronics — 0.6%
Atkore, Inc., 4.25%, 06/01/31(a)(b)	2,000	1,895,314
Coherent Corp., 5.00%, 12/15/29(a)(b)	8,687	8,504,260
Ingram Micro, Inc., 4.75%, 05/15/29(a)	17,135	16,683,842
Sensata Technologies BV, 5.88%, 09/01/30(a)(b)	4,270	4,269,070
Sensata Technologies, Inc.
3.75%, 02/15/31(a)(b)	3,800	3,530,267
4.38%, 02/15/30(a)	3,825	3,692,334
TTM Technologies, Inc., 4.00%, 03/01/29(a)	4,510	4,326,995
		42,902,082
Energy - Alternate Sources — 0.2%
TerraForm Power Operating LLC
4.75%, 01/15/30(a)	6,007	5,737,815
5.00%, 01/31/28(a)	6,341	6,266,077
		12,003,892
Security	Par (000)	Value
Engineering & Construction — 0.4%
Artera Services LLC, 8.50%, 02/15/31(a)(b)	$4,904	$4,469,161
Brand Industrial Services, Inc., 10.38%, 08/01/30(a)(b)	12,695	10,951,554
Dycom Industries, Inc., 4.50%, 04/15/29(a)(b)	4,587	4,452,143
Fluor Corp., 4.25%, 09/15/28(b)	4,307	4,226,095
Global Infrastructure Solutions, Inc., 5.63%, 06/01/29(a)	3,560	3,543,090
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)	3,560	3,498,136
		31,140,179
Entertainment — 3.1%
Affinity Interactive, 6.88%, 12/15/27(a)	2,774	1,368,507
Allwyn Entertainment Financing U.K. PLC, 7.88%, 04/30/29(a)	5,948	6,080,264
AMC Entertainment Holdings, Inc., 7.50%, 02/15/29(a)	3,345	3,238,629
Banijay Entertainment SAS, 8.13%, 05/01/29(a)	3,240	3,340,675
Brightstar Lottery PLC, 5.25%, 01/15/29(a)	6,825	6,735,046
Caesars Entertainment, Inc.
4.63%, 10/15/29(a)(b)	10,207	9,688,893
7.00%, 02/15/30(a)	17,370	17,425,150
Churchill Downs, Inc.
4.75%, 01/15/28(a)	6,360	6,290,489
5.50%, 04/01/27(a)(b)	5,690	5,694,165
5.75%, 04/01/30(a)	10,475	10,416,515
6.75%, 05/01/31(a)(b)	3,875	3,926,351
Cinemark USA, Inc., 5.25%, 07/15/28(a)	6,831	6,788,060
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(a)(b)	4,705	4,746,442
Jacobs Entertainment, Inc., 6.75%, 02/15/29(a)	4,593	4,514,919
Light & Wonder International, Inc., 7.25%, 11/15/29(a)	4,560	4,630,498
Live Nation Entertainment, Inc.
3.75%, 01/15/28(a)	4,545	4,454,441
4.75%, 10/15/27(a)(b)	7,357	7,311,056
6.50%, 05/15/27(a)	9,395	9,399,040
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31(a)(b)	3,900	3,053,771
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)(b)	6,892	6,680,674
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25%, 04/15/30(a)	6,695	6,961,043
11.88%, 04/15/31(a)	4,520	4,898,324
Motion Bondco DAC, 6.63%, 11/15/27(a)(b)	3,470	3,286,303
Muvico LLC, 15.00%, 02/19/29, (9.00% Cash and 6.00% PIK)(a)(b)(f)	8,019	8,790,496
Ontario Gaming GTA LP/OTG Co-Issuer, Inc., 8.00%, 08/01/30(a)(b)	3,475	3,463,241
Penn Entertainment, Inc.
4.13%, 07/01/29(a)(b)	3,657	3,488,146
5.63%, 01/15/27(a)(b)	3,536	3,539,619
6.75%, 04/01/31(a)(b)	4,970	4,983,170
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/29(a)	4,644	3,267,611
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/29(a)(b)	8,245	7,411,348
4.63%, 04/06/31(a)(b)	2,775	2,326,765
8.45%, 07/27/30(a)	3,355	3,314,803

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
Rivers Enterprise Borrower LLC, 6.25%, 10/15/30(a)	$5,330	$5,352,609
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30(a)(b)	6,795	5,497,155
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/29(a)(b)	6,562	6,383,740
Six Flags Entertainment Corp., 7.25%, 05/15/31(a)(b)	6,425	6,291,183
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, 07/15/29(b)	4,522	4,336,319
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.88%, 11/01/27(a)	2,527	2,513,421
Universal Entertainment Corp., 9.88%, 08/01/29(a)(b)	3,440	3,286,038
Vail Resorts, Inc., 5.63%, 07/15/30(a)(b)	4,615	4,593,894
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)	6,582	6,505,499
7.13%, 02/15/31(a)	8,365	8,748,953
		235,023,265
Environmental Control — 0.7%
Clean Harbors, Inc., 6.38%, 02/01/31(a)(b)	125	126,368
GFL Environmental Holdings U.S., Inc., 5.63%, 07/01/31(a)	4,240	4,120,978
GFL Environmental, Inc.
4.00%, 08/01/28(a)(b)	6,840	6,661,843
4.38%, 08/15/29(a)	5,060	4,856,215
4.75%, 06/15/29(a)	6,622	6,443,372
6.75%, 01/15/31(a)(b)	8,625	8,728,906
Madison IAQ LLC
4.13%, 06/30/28(a)(b)	6,291	6,153,655
5.88%, 06/30/29(a)(b)	9,255	9,238,665
Reworld Holding Corp., 4.88%, 12/01/29(a)	6,685	6,346,413
		52,676,415
Food — 1.7%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(a)	11,622	10,922,423
4.88%, 02/15/30(a)	8,845	8,427,735
5.50%, 03/31/31(a)(b)	6,045	5,810,575
6.50%, 02/15/28(a)	6,910	6,952,151
B&G Foods, Inc.
8.00%, 09/15/28(a)(b)	6,760	6,594,132
11.00%, 06/15/31(a)(b)	3,840	3,405,138
C&S Group Enterprises LLC, 5.00%, 12/15/28(a)(b)	3,672	3,371,736
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28(a)(b)	3,160	3,123,738
7.63%, 07/01/29(a)	4,510	4,653,579
Fiesta Purchaser, Inc., 7.88%, 03/01/31(a)(b)	3,670	3,659,828
Ingles Markets, Inc., 4.00%, 06/15/31(a)	2,500	2,318,033
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(a)	8,315	8,652,290
Lamb Weston Holdings, Inc.
4.13%, 01/31/30(a)	8,745	8,325,077
4.88%, 05/15/28(a)(b)	4,585	4,547,770
Performance Food Group, Inc., 4.25%, 08/01/29(a)	9,075	8,765,348
Post Holdings, Inc., 4.63%, 04/15/30(a)(b)	11,880	11,446,949
Security	Par (000)	Value
Food (continued)
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(a)	$7,785	$7,519,522
U.S. Foods, Inc.
4.63%, 06/01/30(a)	4,475	4,348,420
4.75%, 02/15/29(a)(b)	8,150	8,017,659
6.88%, 09/15/28(a)(b)	4,500	4,587,837
United Natural Foods, Inc., 6.75%, 10/15/28(a)(b)	3,216	3,218,896
		128,668,836
Food Service — 0.3%
Aramark Services, Inc., 5.00%, 02/01/28(a)	9,997	9,959,146
TKC Holdings, Inc.
8.50%, 08/15/30(a)	9,700	9,903,312
12.00%, 02/15/31(a)(b)	5,965	6,266,112
		26,128,570
Forest Products & Paper — 0.1%
Domtar Corp., 6.75%, 10/01/28(a)	5,589	3,996,275
Magnera Corp., 4.75%, 11/15/29(a)(b)	4,592	4,282,880
		8,279,155
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.88%, 06/01/31(a)	3,610	3,659,979
9.38%, 06/01/28(a)(b)	924	944,426
9.50%, 06/01/30(a)(b)	4,965	5,319,125
		9,923,530
Health Care - Products — 0.9%
Avantor Funding, Inc.
3.88%, 11/01/29(a)	7,225	6,891,295
4.63%, 07/15/28(a)	12,905	12,730,322
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	11,760	12,064,055
Embecta Corp., 5.00%, 02/15/30(a)(b)	4,350	3,355,345
Medline Borrower LP/Medline Co-Issuer, Inc., 5.25%, 10/01/29(a)	21,040	20,837,949
Neogen Food Safety Corp., 8.63%, 07/20/30(a)(b)	3,750	3,923,806
Teleflex, Inc., 4.25%, 06/01/28(a)	4,607	4,505,532
		64,308,304
Health Care - Services — 5.6%
Acadia Healthcare Co., Inc.
5.00%, 04/15/29(a)(b)	4,350	4,257,200
5.50%, 07/01/28(a)	4,255	4,231,839
Centene Corp.
2.45%, 07/15/28	13,615	12,908,720
2.50%, 03/01/31	17,545	15,247,945
3.00%, 10/15/30	18,000	16,190,732
3.38%, 02/15/30	15,300	14,162,818
4.25%, 12/15/27	4,000	3,985,177
4.63%, 12/15/29	17,828	17,315,736
Charles River Laboratories International, Inc.
3.75%, 03/15/29(a)(b)	4,530	4,332,361
4.00%, 03/15/31(a)(b)	3,530	3,287,811
4.25%, 05/01/28(a)	4,795	4,699,899
Charlotte Buyer, Inc., 8.00%, 06/30/31(a)	4,215	4,257,097
CHS/Community Health Systems, Inc.
4.75%, 02/15/31(a)(b)	4,675	4,161,396
5.25%, 05/15/30(a)(b)	12,755	11,791,318
6.00%, 01/15/29(a)	5,630	5,532,418
6.13%, 04/01/30(a)(b)	10,920	9,138,948
6.88%, 04/15/29(a)(b)	11,125	10,703,229

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
DaVita, Inc.
3.75%, 02/15/31(a)	$9,469	$8,732,971
4.63%, 06/01/30(a)	23,225	22,346,143
Encompass Health Corp.
4.50%, 02/01/28	3,496	3,455,865
4.63%, 04/01/31	2,930	2,812,054
4.75%, 02/01/30	7,010	6,856,255
Fortrea Holdings, Inc., 7.50%, 07/01/30(a)	4,513	4,595,362
HealthEquity, Inc., 4.50%, 10/01/29(a)(b)	5,500	5,334,051
IQVIA, Inc.
5.00%, 10/15/26(a)	7,781	7,774,483
5.00%, 05/15/27(a)	9,505	9,492,300
6.50%, 05/15/30(a)	4,725	4,814,895
Kedrion SpA, 6.50%, 09/01/29(a)	7,135	7,041,076
LifePoint Health, Inc.
5.38%, 01/15/29(a)(b)	4,732	4,486,230
9.88%, 08/15/30(a)	6,925	7,269,007
Molina Healthcare, Inc.
3.88%, 11/15/30(a)(b)	5,785	5,346,514
4.38%, 06/15/28(a)	6,954	6,806,662
6.50%, 02/15/31(a)	7,255	7,326,642
MPH Acquisition Holdings LLC
5.75%, 12/31/30(a)	6,725	5,168,820
6.75%, 03/31/31, (6.00 % Cash and 0.75 % PIK)(a)(b)(f)	5,721	3,433,989
11.50%, 12/31/30, (6.50 % Cash and 5.00 % PIK)(a)(b)(f)	5,392	5,046,637
National Mentor Holdings, Inc., 10.50%, 12/15/30(a)	11,030	11,595,173
Option Care Health, Inc., 4.38%, 10/31/29(a)(b)	4,555	4,372,231
Pediatrix Medical Group, Inc., 5.38%, 02/15/30(a)	3,510	3,428,157
Prime Healthcare Services, Inc., 9.38%, 09/01/29(a)	12,725	13,264,254
Quorum Health Corp., 11.63%, 04/15/23(d)	2,653	—
Radiology Partners, Inc., 9.78%, 02/15/30, (9.78% PIK)(a)(f)	5,916	5,901,452
Sotera Health Holdings LLC, 7.38%, 06/01/31(a)	6,305	6,532,981
Star Parent, Inc., 9.00%, 10/01/30(a)	8,274	8,685,301
Team Health Holdings, Inc.
8.38%, 06/30/28(a)	2,615	2,612,718
13.50%, 06/30/28, (9.00 % Cash and 4.50 % PIK)(a)(b)(f)	7,561	7,716,469
Tenet Healthcare Corp.
4.25%, 06/01/29	12,680	12,279,900
4.38%, 01/15/30	12,990	12,528,333
4.63%, 06/15/28	4,960	4,905,932
5.13%, 11/01/27	13,186	13,169,349
6.13%, 10/01/28(b)	13,821	13,835,710
6.13%, 06/15/30	16,765	16,889,676
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(a)(b)	8,923	8,326,231
US Renal Care, Inc., 10.63%, 07/15/27(a)(b)	3,284	2,988,440
		423,376,907
Holding Companies - Diversified — 1.1%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)	9,059	8,639,456
FS KKR Capital Corp.
3.13%, 10/12/28(b)	6,010	5,648,221
3.25%, 07/15/27(b)	3,000	2,910,330
6.13%, 01/15/30(b)	5,555	5,405,097
6.13%, 01/15/31(b)	3,075	2,959,835
Security	Par (000)	Value
Holding Companies - Diversified (continued)
6.88%, 08/15/29(b)	$3,885	$3,898,672
7.88%, 01/15/29	2,135	2,194,179
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	6,148	5,377,963
5.25%, 05/15/27(b)	12,285	12,183,544
9.00%, 06/15/30(b)	6,510	6,201,874
9.75%, 01/15/29(b)	6,070	6,041,935
10.00%, 11/15/29(a)	8,780	8,773,536
Stena International SA
7.25%, 01/15/31(a)	7,300	7,438,847
7.63%, 02/15/31(a)	3,517	3,622,849
		81,296,338
Home Builders — 1.0%
Adams Homes, Inc., 9.25%, 10/15/28(a)	3,692	3,794,687
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29(a)	3,292	3,156,617
4.63%, 04/01/30(a)(b)	3,250	3,089,492
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)(b)	4,515	4,202,131
5.00%, 06/15/29(a)(b)	3,310	3,138,575
6.25%, 09/15/27(a)	5,158	5,158,499
Century Communities, Inc., 3.88%, 08/15/29(a)	4,630	4,382,375
Empire Communities Corp., 9.75%, 05/01/29(a)(b)	4,090	4,199,509
K Hovnanian Enterprises, Inc., 8.00%, 04/01/31(a)(b)	3,605	3,676,617
KB Home
4.00%, 06/15/31(b)	25	23,000
7.25%, 07/15/30	3,340	3,388,016
LGI Homes, Inc., 8.75%, 12/15/28(a)(b)	3,720	3,816,270
M/I Homes, Inc., 4.95%, 02/01/28	3,710	3,677,980
Mattamy Group Corp., 4.63%, 03/01/30(a)	5,395	5,174,479
New Home Co., Inc.(The)
8.50%, 11/01/30(a)	3,625	3,699,516
9.25%, 10/01/29(a)	1,149	1,166,352
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 02/15/28	3,772	3,713,976
Taylor Morrison Communities, Inc.
5.13%, 08/01/30(a)	4,185	4,173,869
5.75%, 01/15/28(a)	3,765	3,798,499
Thor Industries, Inc., 4.00%, 10/15/29(a)(b)	4,547	4,289,867
Tri Pointe Homes, Inc., 5.70%, 06/15/28	3,285	3,284,172
		75,004,498
Home Furnishings — 0.3%
FXI Holdings, Inc.
11.00%, 11/15/30(a)(b)	6,747	5,614,929
14.00%, 11/15/29, (16.00% PIK)(a)(f)	4,217	991,500
Somnigroup International, Inc., 4.00%, 04/15/29(a)	7,281	6,997,696
Whirlpool Corp.
4.75%, 02/26/29(b)	6,634	6,196,385
6.13%, 06/15/30(b)	4,975	4,512,158
7.50%, 07/01/31(a)(b)	835	829,660
		25,142,328
Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29(a)(b)	5,195	4,882,070
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31(a)	2,667	1,859,259
		6,741,329

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Housewares — 0.6%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/29(a)	$978	$487,227
Central Garden & Pet Co.
4.13%, 10/15/30(b)	3,845	3,629,457
4.13%, 04/30/31(a)	3,230	3,002,558
Newell Brands, Inc.
6.38%, 09/15/27	4,626	4,658,747
6.38%, 05/15/30(b)	6,730	6,793,374
6.63%, 09/15/29(b)	4,525	4,575,495
8.50%, 06/01/28(a)	11,005	11,484,539
Scotts Miracle-Gro Co.(The)
4.00%, 04/01/31(b)	3,535	3,281,617
4.50%, 10/15/29(b)	3,520	3,444,985
		41,357,999
Insurance — 2.4%
Acrisure LLC/Acrisure Finance, Inc.
4.25%, 02/15/29(a)	6,410	5,977,472
6.00%, 08/01/29(a)	4,490	4,052,856
7.50%, 11/06/30(a)	9,505	9,172,587
8.25%, 02/01/29(a)	8,125	7,773,119
8.50%, 06/15/29(a)	4,455	4,249,318
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	6,095	6,020,378
5.88%, 11/01/29(a)(b)	3,862	3,801,087
6.75%, 04/15/28(a)	10,340	10,368,220
7.00%, 01/15/31(a)	12,350	12,529,641
AmWINS Group, Inc.
4.88%, 06/30/29(a)	6,920	6,664,416
6.38%, 02/15/29(a)	6,609	6,636,123
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, 7.88%, 11/01/29(a)	6,640	6,729,746
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)(b)	11,630	11,800,941
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)	4,735	4,773,787
Broadstreet Partners Group LLC, 5.88%, 04/15/29(a)(b)	6,435	6,299,083
CRC Insurance Group LLC, 7.13%, 06/01/31(a)(b)	20,450	20,419,121
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 7.25%, 02/15/31(a)	8,530	8,427,533
HUB International Ltd.
5.63%, 12/01/29(a)(b)	4,855	4,845,275
7.25%, 06/15/30(a)	27,255	28,080,663
Jones Deslauriers Insurance Management, Inc., 8.50%, 03/15/30(a)	5,580	5,748,014
Nassau Companies of New York (The), 7.88%, 07/15/30(a)(b)	3,695	3,469,913
Ryan Specialty LLC, 4.38%, 02/01/30(a)	3,580	3,453,482
		181,292,775
Internet — 2.1%
ANGI Group LLC, 3.88%, 08/15/28(a)(b)	4,512	3,821,833
AP Core Holdings II LLC, 11.00%, 05/15/31(a)	7,120	7,426,304
Arches Buyer, Inc.
4.25%, 06/01/28(a)	8,442	8,172,067
6.13%, 12/01/28(a)(b)	4,475	4,364,346
9.00%, 08/15/31(a)	2,175	2,186,334
Cars.com, Inc., 6.38%, 11/01/28(a)(b)	3,252	3,227,654
Security	Par (000)	Value
Internet (continued)
Cogent Communications Group LLC/Cogent Finance, Inc., 7.00%, 06/15/27(a)	$4,566	$4,510,202
Gen Digital, Inc.
6.75%, 09/30/27(a)	7,250	7,263,291
7.13%, 09/30/30(a)(b)	4,720	4,780,590
Getty Images, Inc., 11.25%, 02/21/30(a)	4,615	3,611,988
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 03/01/29(a)	7,200	6,747,354
5.25%, 12/01/27(a)	5,555	5,539,526
GrubHub Holdings, Inc., 13.00%, 07/31/30, (7.00% Cash and 7.00% PIK)(a)(b)(f)	4,760	4,041,996
ION Platform Finance U.S., Inc./ION Platform Finance SARL
5.75%, 05/15/28(a)(b)	3,705	3,501,966
8.75%, 05/01/29(a)	6,245	5,816,109
9.00%, 08/01/29(a)(b)	4,410	4,099,389
9.50%, 05/30/29(a)(b)	6,720	6,344,704
Match Group Holdings II LLC
4.13%, 08/01/30(a)(b)	4,290	4,011,876
4.63%, 06/01/28(a)	4,544	4,473,000
5.00%, 12/15/27(a)	3,785	3,776,335
5.63%, 02/15/29(a)(b)	3,402	3,384,465
Photo Holdings LLC, 12.00%, 07/01/31(a)	8,945	9,212,735
Rakuten Group, Inc.
9.75%, 04/15/29(a)	17,210	18,656,514
11.25%, 02/15/27(a)	15,455	15,908,516
Wayfair LLC
7.25%, 10/31/29(a)	7,222	7,429,031
7.75%, 09/15/30(a)	6,175	6,462,385
Ziff Davis, Inc., 4.63%, 10/15/30(a)	4,020	3,765,795
		162,536,305
Iron & Steel — 0.8%
Algoma Steel, Inc., 9.13%, 04/15/29(a)	3,102	2,930,439
Cleveland-Cliffs, Inc.
4.63%, 03/01/29(a)(b)	3,480	3,368,423
6.75%, 04/15/30(a)	6,715	6,762,094
6.88%, 11/01/29(a)	8,005	8,082,825
Fortescue Treasury Pty. Ltd.
4.38%, 04/01/31(a)	7,765	7,307,166
4.50%, 09/15/27(a)	3,538	3,504,349
5.88%, 04/15/30(a)	4,124	4,133,502
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28(a)	2,600	2,730,000
Mineral Resources Ltd.
7.00%, 04/01/31(a)	5,150	5,296,868
8.50%, 05/01/30(a)(b)	5,230	5,396,198
9.25%, 10/01/28(a)(b)	6,605	6,796,244
U.S. Steel Corp., 6.88%, 03/01/29(b)	3,170	3,169,367
		59,477,475
Leisure Time — 0.9%
Boyne USA, Inc., 4.75%, 05/15/29(a)	6,280	6,122,412
Lindblad Expeditions LLC, 7.00%, 09/15/30(a)(b)	6,155	6,334,726
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(a)(b)	4,695	3,853,734
NCL Corp. Ltd.
5.88%, 01/15/31(a)	10,410	9,958,466
7.75%, 02/15/29(a)(b)	5,410	5,616,459
NCL Finance Ltd., 6.13%, 03/15/28(a)	4,735	4,761,754
Patrick Industries, Inc., 4.75%, 05/01/29(a)	3,174	3,096,855
Sabre Financial Borrower LLC, 11.13%, 06/15/29(a)	8,200	8,629,475

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time (continued)
Sabre GLBL, Inc.
10.75%, 11/15/29(a)(b)	$3,573	$3,438,655
10.75%, 03/15/30(a)	4,122	3,957,807
11.13%, 07/15/30(a)(b)	11,340	10,897,437
Viking Cruises Ltd., 7.00%, 02/15/29(a)(b)	3,515	3,519,985
		70,187,765
Lodging — 2.5%
Boyd Gaming Corp.
4.75%, 12/01/27(b)	8,899	8,844,143
4.75%, 06/15/31(a)	200	190,644
Full House Resorts, Inc., 8.25%, 02/15/28(a)(b)	3,980	3,886,271
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(a)	5,648	5,780,467
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/29(a)	7,280	6,970,187
4.00%, 05/01/31(a)	850	796,461
4.88%, 01/15/30(b)	8,810	8,687,094
5.88%, 04/01/29(a)	5,190	5,227,164
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
4.88%, 07/01/31(a)(b)	3,550	3,286,282
5.00%, 06/01/29(a)	7,690	7,444,370
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	4,935	4,929,137
Marriott Ownership Resorts, Inc., 4.50%, 06/15/29(a)(b)	4,635	4,453,807
Melco Resorts Finance Ltd.
5.38%, 12/04/29(a)(b)	10,225	9,900,213
5.63%, 07/17/27(a)(b)	5,566	5,551,719
5.75%, 07/21/28(a)	7,735	7,662,291
MGM China Holdings Ltd.
4.75%, 02/01/27(a)(b)	6,141	6,124,173
7.13%, 06/26/31(a)(b)	3,900	4,004,382
MGM Resorts International
4.63%, 09/01/26(b)	2,897	2,896,370
4.75%, 10/15/28(b)	6,365	6,300,586
5.50%, 04/15/27	5,777	5,783,333
6.13%, 09/15/29(b)	7,177	7,220,138
Station Casinos LLC, 4.50%, 02/15/28(a)(b)	6,191	6,085,609
Studio City Finance Ltd.
5.00%, 01/15/29(a)(b)	9,121	8,705,799
6.50%, 01/15/28(a)(b)	2,877	2,873,213
Travel and Leisure Co.
4.50%, 12/01/29(a)	5,929	5,703,592
4.63%, 03/01/30(a)	3,095	2,974,812
6.00%, 04/01/27(b)	3,519	3,529,402
6.25%, 06/01/31(a)	7,075	7,077,111
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(a)(b)	4,519	4,415,816
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)(b)	8,187	8,178,875
Wynn Macau Ltd.
5.13%, 12/15/29(a)(b)	9,085	8,812,904
5.50%, 10/01/27(a)(b)	5,941	5,916,887
5.63%, 08/26/28(a)	11,245	11,125,100
		191,338,352
Machinery — 0.6%
ATS Corp., 4.13%, 12/15/28(a)(b)	3,177	3,090,370
Security	Par (000)	Value
Machinery (continued)
BWX Technologies, Inc.
4.13%, 06/30/28(a)	$3,440	$3,356,580
4.13%, 04/15/29(a)(b)	3,531	3,390,624
Esab Corp.
5.63%, 04/01/31(a)	5,515	5,448,476
6.25%, 04/15/29(a)(b)	6,287	6,347,175
GrafTech Finance, Inc., 4.63%, 12/23/29(a)	4,000	2,421,400
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/28(a)	4,220	4,372,961
Mueller Water Products, Inc., 4.00%, 06/15/29(a)	3,962	3,791,392
Solaris Energy Infrastructure LLC, 6.38%, 05/15/31(a)	9,910	9,712,039
Terex Corp., 5.00%, 05/15/29(a)(b)	5,080	5,008,245
		46,939,262
Manufacturing — 0.5%
Amsted Industries, Inc., 4.63%, 05/15/30(a)	3,295	3,181,323
Avient Corp., 7.13%, 08/01/30(a)(b)	6,775	6,859,380
Axon Enterprise, Inc., 6.13%, 03/15/30(a)	8,955	9,059,291
Calderys Financing LLC, 11.25%, 06/01/28(a)	4,085	4,230,962
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29(a)(b)	3,205	2,252,070
LSB Industries, Inc., 6.25%, 10/15/28(a)	4,111	4,099,335
Maxam Prill SARL, 7.75%, 07/15/30(a)(b)	4,485	4,603,344
Trinity Industries, Inc., 7.75%, 07/15/28(a)	5,195	5,296,744
		39,582,449
Media — 7.6%
Block Communications, Inc., 10.25%, 03/01/31(a)(b)	3,940	3,427,242
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	23,845	21,097,143
4.50%, 08/15/30(a)(b)	23,450	21,390,126
4.75%, 03/01/30(a)	25,380	23,688,740
5.00%, 02/01/28(a)	21,677	21,396,385
5.13%, 05/01/27(a)(b)	9,305	9,285,603
5.38%, 06/01/29(a)	12,665	12,292,387
6.38%, 09/01/29(a)	13,182	13,078,664
7.38%, 03/01/31(a)(b)	7,915	7,886,162
CSC Holdings LLC
5.38%, 02/01/28(a)	6,780	3,905,592
5.50%, 04/15/27(a)	11,540	7,125,950
11.25%, 05/15/28(a)	6,917	4,017,624
11.75%, 01/31/29(a)	9,462	5,406,705
Directv Financing LLC, 8.88%, 02/01/30(a)	20,725	21,072,311
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/31(a)(b)	17,475	18,248,915
Discovery Communications LLC
3.63%, 05/15/30	8,310	7,705,447
4.13%, 05/15/29	6,185	6,081,899
3.95%, 03/20/28	11,560	11,331,187
Discovery Global Holdings, Inc.
3.76%, 03/15/27	9,875	9,808,393
4.05%, 03/15/29	12,245	12,029,999
DISH DBS Corp.
5.25%, 12/01/26(a)	25,438	25,274,243
5.75%, 12/01/28(a)	23,315	22,516,384
7.38%, 07/01/28	9,100	8,746,465
5.13%, 06/01/29	14,245	12,917,665
EchoStar Corp.
6.75%, 11/30/30, (6.00 % Cash and 0.75 % PIK)(b)(f)	9,920	10,060,467

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
10.75%, 11/30/29	$36,935	$39,940,279
EW Scripps Co. (The), 9.88%, 08/15/30(a)	6,605	5,837,829
Gray Media, Inc.
4.75%, 10/15/30(a)(b)	6,660	5,146,515
10.50%, 07/15/29(a)(b)	9,602	10,117,539
iHeartCommunications, Inc.
7.75%, 08/15/30(a)	5,640	4,946,329
9.13%, 05/01/29(a)	6,156	5,706,331
10.88%, 05/01/30(a)(b)	5,795	4,437,145
McGraw-Hill Education, Inc.
5.75%, 08/01/28(a)	8,137	8,053,087
8.00%, 08/01/29(a)	6,365	6,306,522
Nexstar Media, Inc., 4.75%, 11/01/28(a)(b)	8,871	8,700,677
Paramount Global
2.90%, 01/15/27(b)	2,000	1,981,904
3.38%, 02/15/28	2,160	2,109,541
3.70%, 06/01/28	2,005	1,947,122
4.20%, 06/01/29	3,220	3,072,302
4.95%, 01/15/31	6,825	6,246,577
Scripps Escrow II, Inc.
3.88%, 01/15/29(a)(b)	4,725	4,315,867
5.38%, 01/15/31(a)	3,010	1,770,382
Sinclair Television Group, Inc., 5.50%, 03/01/30(a)(b)	4,145	3,575,063
Sirius XM Radio LLC
3.13%, 09/01/26(a)	4,355	4,346,427
4.00%, 07/15/28(a)	17,072	16,590,001
4.13%, 07/01/30(a)(b)	12,620	11,794,179
5.00%, 08/01/27(a)	10,454	10,432,108
5.50%, 07/01/29(a)	10,392	10,319,925
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	1,875	1,753,120
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	8,200	8,111,708
Univision Communications, Inc.
4.50%, 05/01/29(a)	9,445	8,932,406
7.38%, 06/30/30(a)(b)	7,955	7,918,131
8.50%, 07/31/31(a)	7,200	7,178,850
Versant Media Group, Inc., 7.25%, 01/30/31(a)(b)	8,510	8,761,641
Virgin Media Finance PLC, 5.00%, 07/15/30(a)(b)	8,225	5,046,037
Virgin Media Secured Finance PLC
4.50%, 08/15/30(a)	8,290	6,805,498
5.50%, 05/15/29(a)	12,495	11,204,579
Ziggo Bond Co. BV, 5.13%, 02/28/30(a)(b)	4,470	3,617,602
Ziggo BV, 4.88%, 01/15/30(a)	8,920	8,032,014
		574,846,935
Metal Fabricate & Hardware — 0.2%
Advanced Drainage Systems, Inc., 6.38%, 06/15/30(a)	4,020	4,049,341
Park-Ohio Industries, Inc., 8.50%, 08/01/30(a)(b)	3,205	3,348,831
Roller Bearing Co of America, Inc., 4.38%, 10/15/29(a)	3,945	3,827,069
TMS International Corp./DE, 6.25%, 04/15/29(a)	2,947	2,949,359
		14,174,600
Mining — 1.1%
Alcoa Nederland Holding BV
4.13%, 03/31/29(a)	4,556	4,401,406
7.13%, 03/15/31(a)(b)	6,645	6,831,962
Alumina Pty. Ltd., 6.13%, 03/15/30(a)	4,510	4,533,114
Arcosa, Inc., 4.38%, 04/15/29(a)	3,570	3,487,747
Arsenal AIC Parent LLC, 8.00%, 10/01/30(a)	6,370	6,629,917
Security	Par (000)	Value
Mining (continued)
Compass Minerals International, Inc., 8.00%, 07/01/30(a)(b)	$5,840	$6,094,782
Constellium SE, 3.75%, 04/15/29(a)	4,695	4,485,290
JW Aluminum Continuous Cast Co., 10.25%, 04/01/30(a)	2,655	2,771,820
Kaiser Aluminum Corp., 4.50%, 06/01/31(a)(b)	3,750	3,540,497
Novelis Corp.
4.75%, 01/30/30(a)	13,465	12,916,487
6.88%, 01/30/30(a)(b)	6,805	6,973,424
Perenti Finance Pty Ltd., 7.50%, 04/26/29(a)	3,190	3,276,184
PLS Group Ltd., 6.88%, 05/01/31(a)	4,775	4,841,767
Skeena Resources Ltd., 8.50%, 04/01/31(a)	6,420	6,704,128
Taseko Mines Ltd., 8.25%, 05/01/30(a)(b)	4,520	4,699,346
		82,187,871
Office & Business Equipment — 0.1%
Xerox Corp.
10.25%, 10/15/30(a)	3,650	3,284,772
13.50%, 04/15/31(a)	3,750	2,666,756
		5,951,528
Office Furnishings — 0.0%
HNI Corp., 5.13%, 01/18/29(a)	3,415	3,362,499
Oil & Gas — 4.7%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	8,267	8,583,524
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/29(a)	3,820	3,809,887
Beusa Investments LLC, 7.00%, 08/01/31(a)	2,115	2,066,118
BKV Upstream Midstream LLC, 7.50%, 10/15/30(a)	4,545	4,539,263
Breakwater Energy Holdings SARL, 9.25%, 11/15/30(a)	6,860	7,245,071
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 02/15/31(a)	4,710	5,032,553
Caturus Energy LLC
7.13%, 05/15/31(a)	4,815	4,776,950
8.50%, 02/15/30(a)(b)	4,595	4,757,799
Chord Energy Corp., 6.00%, 10/01/30(a)	6,665	6,685,928
CITGO Petroleum Corp., 8.38%, 01/15/29(a)	7,635	7,839,236
CNX Resources Corp., 7.38%, 01/15/31(a)	4,790	4,887,297
Comstock Resources, Inc.
5.88%, 01/15/30(a)(b)	8,720	8,212,983
6.75%, 03/01/29(a)	14,820	14,580,522
CVR Energy, Inc.
5.75%, 02/15/28(a)(b)	907	904,166
7.50%, 02/15/31(a)	4,295	4,352,202
DBR Land Holdings LLC, 6.25%, 12/01/30(a)	4,220	4,244,911
Energian Israel Finance Ltd.
5.38%, 03/30/28(a)	5,751	5,691,134
5.88%, 03/30/31(a)	4,360	4,173,286
EnQuest PLC, 9.88%, 04/30/31(a)	4,930	5,125,782
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)	5,965	6,034,340
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	5,345	5,328,088
6.00%, 04/15/30(a)	4,455	4,399,773
6.00%, 02/01/31(a)	4,665	4,543,671
6.25%, 11/01/28(a)	4,547	4,557,434
Infinity Natural Resources LLC, 7.63%, 04/01/31(a)	4,715	4,700,759
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)	6,778	7,017,665

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Kraken Oil & Gas Partners LLC
7.13%, 05/15/31(a)(b)	$3,310	$3,260,230
7.63%, 08/15/29(a)	4,527	4,565,251
Leviathan Bond Ltd.
6.50%, 06/30/27(a)(h)	5,272	5,280,042
6.75%, 06/30/30(a)(h)	4,695	4,813,520
Nabors Industries, Inc., 9.13%, 01/31/30(a)	6,087	6,360,535
Noble Finance II LLC, 8.00%, 04/15/30(a)(b)	9,353	9,666,383
Northern Oil & Gas, Inc., 8.75%, 06/15/31(a)(b)	100	102,932
PBF Holding Co. LLC/PBF Finance Corp.
7.88%, 09/15/30(a)(b)	4,690	4,862,330
9.88%, 03/15/30(a)(b)	7,230	7,770,442
Precision Drilling Corp., 6.88%, 01/15/29(a)	3,560	3,573,293
Puma International Financing SA, 7.75%, 04/25/29(a)	5,260	5,385,395
Range Resources Corp., 4.75%, 02/15/30(a)(b)	4,390	4,275,076
Saturn Oil & Gas, Inc., 8.50%, 07/30/31(a)	4,530	4,542,184
SM Energy Co.
6.50%, 07/15/28(b)	3,160	3,162,820
6.63%, 01/15/27(b)	3,617	3,623,493
6.75%, 08/01/29(a)	6,877	6,973,914
8.63%, 11/01/30(a)(b)	8,495	8,913,921
8.75%, 07/01/31(a)(b)	5,500	5,750,525
Sunoco LP
4.50%, 10/01/29(a)(b)	6,780	6,571,594
4.63%, 05/01/30(a)(b)	6,835	6,583,607
5.38%, 07/15/31(a)	3,160	3,097,109
5.63%, 03/15/31(a)(b)	7,430	7,331,200
5.88%, 07/15/27(a)(b)	4,872	4,874,688
7.00%, 05/01/29(a)	6,985	7,138,739
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29	7,257	7,068,977
4.50%, 04/30/30	6,900	6,641,250
5.88%, 03/15/28	3,035	3,037,072
7.00%, 09/15/28(a)	4,670	4,747,143
Talos Production, Inc., 9.38%, 02/01/31(a)(b)	5,225	5,509,007
Teine Energy Ltd., 6.88%, 04/15/29(a)	3,267	3,263,251
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(a)(b)	6,212	6,085,463
Transocean International Ltd.
8.25%, 05/15/29(a)(b)	8,100	8,336,925
8.50%, 05/15/31(a)(b)	6,470	6,749,774
8.75%, 02/15/30(a)(b)	6,216	6,456,046
Valaris Ltd., 8.38%, 04/30/30(a)	9,295	9,614,221
Validus Energy II Midcon LLC, 8.00%, 08/01/31(a)	2,750	2,738,468
Vermilion Energy, Inc., 6.88%, 05/01/30(a)(b)	3,525	3,506,431
W&T Offshore, Inc., 10.75%, 02/01/29(a)	2,877	2,977,156
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(a)(b)	5,437	5,594,820
		354,895,569
Oil & Gas Services — 0.7%
CHC Group LLC, 11.75%, 09/01/30(a)	4,740	4,092,990
Enerflex, Inc., 6.88%, 01/15/31(a)	3,710	3,768,288
Kodiak Gas Services LLC, 5.88%, 04/01/31(a)	8,340	8,255,257
SESI LLC, 7.88%, 09/30/30(a)(b)	7,145	7,234,005
TGS ASA, 8.50%, 01/15/30(a)	4,333	4,515,160
Tidewater, Inc., 9.13%, 07/15/30(a)	6,125	6,550,671
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(a)	8,970	9,150,359
Viridien, 10.00%, 10/15/30(a)(b)	3,404	3,540,160
Security	Par (000)	Value
Oil & Gas Services (continued)
WBI Operating LLC, 6.25%, 10/15/30(a)	$7,480	$7,478,355
		54,585,245
Packaging & Containers — 2.4%
Ardagh Group SA
9.50%, 12/01/30(a)	12,956	13,725,616
11.00%, 12/01/30, (5.50% Cash + 6.50% PIK)(a)(f)	10,543	9,745,750
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28(a)(b)	5,620	5,398,488
4.00%, 09/01/29(a)	9,385	8,906,741
6.25%, 01/30/31(a)	4,565	4,599,047
Ball Corp.
2.88%, 08/15/30(b)	11,360	10,263,788
6.00%, 06/15/29	8,590	8,697,538
Canpack SA/Canpack U.S. LLC, 6.00%, 05/15/31(a)	3,760	3,739,908
Cascades, Inc./Cascades USA, Inc.
5.38%, 01/15/28(a)	4,030	4,017,406
6.75%, 07/15/30(a)(b)	3,660	3,716,001
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29(a)(b)	4,635	4,602,197
6.88%, 01/15/30(a)	4,470	4,429,460
8.75%, 04/15/30(a)(b)	9,325	8,929,853
Crown Americas LLC, 5.25%, 04/01/30	4,505	4,491,536
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26(b)	3,220	3,210,923
Graphic Packaging International LLC
3.50%, 03/15/28(a)	4,152	4,022,920
3.50%, 03/01/29(a)	3,175	3,008,871
3.75%, 02/01/30(a)(b)	3,675	3,426,460
Iris Holding, Inc., 10.00%, 12/15/28(a)(b)	3,550	2,953,103
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/30(a)(b)	22,414	22,835,758
9.25%, 04/15/30(a)	10,883	10,792,196
OI European Group BV, 4.75%, 02/15/30(a)(b)	3,480	3,188,968
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/31(a)(b)	4,600	4,360,800
Silgan Holdings, Inc., 4.13%, 02/01/28	5,310	5,235,063
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 05/15/30(a)	8,420	7,601,155
Trident TPI Holdings, Inc., 12.75%, 12/31/28(a)	5,525	5,414,760
TriMas Corp., 4.13%, 04/15/29(a)	3,698	3,533,915
Trivium Packaging Finance BV
8.25%, 07/15/30(a)	4,634	4,888,201
12.25%, 01/15/31(a)	4,600	5,078,318
		184,814,740
Pharmaceuticals — 2.1%
1261229 BC Ltd., 10.00%, 04/15/32(a)	8,302	8,481,012
AdaptHealth LLC
4.63%, 08/01/29(a)(b)	4,412	4,257,573
5.13%, 03/01/30(a)(b)	5,325	5,137,684
6.13%, 08/01/28(a)(b)	3,165	3,163,916
Bausch Health Americas, Inc., 8.50%, 01/31/27(a)	4,993	4,968,347
Bausch Health Companies, Inc.
4.88%, 06/01/28(a)	4,330	4,043,426
5.00%, 01/30/28(a)	3,375	3,053,238
5.00%, 02/15/29(a)	4,000	3,062,667
5.25%, 01/30/30(a)	6,700	4,539,250
6.25%, 02/15/29(a)	6,500	5,092,750

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
11.00%, 09/30/28(a)	$6,629	$6,776,113
14.00%, 10/15/30(a)	2,680	2,435,271
BellRing Brands, Inc., 7.00%, 03/15/30(a)(b)	7,200	7,113,629
Elanco Animal Health, Inc., 6.40%, 08/28/28(b)	6,830	6,976,393
Endo Finance Holdings LP, 8.50%, 04/15/31(a)(b)	7,165	7,540,971
Grifols SA, 4.75%, 10/15/28(a)(b)	6,490	6,332,809
HLF Financing SARL LLC/Herbalife International, Inc., 4.88%, 06/01/29(a)(b)	5,533	5,139,272
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	13,007	12,717,659
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(a)	17,507	17,230,696
5.13%, 04/30/31(a)	500	494,529
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	11,122	11,087,873
4.75%, 05/09/27(b)	5,559	5,547,499
5.13%, 05/09/29(b)	8,485	8,465,313
6.75%, 03/01/28(b)	10,520	10,720,668
7.88%, 09/15/29	4,055	4,320,925
Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, 12/01/30	3,120	3,157,245
		161,856,728
Pipelines — 3.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(a)	6,635	6,617,874
5.75%, 01/15/28(a)	5,870	5,870,880
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 07/15/29(a)	4,500	4,618,504
Buckeye Partners LP
3.95%, 12/01/26	5,106	5,078,338
4.13%, 12/01/27	3,462	3,404,124
4.50%, 03/01/28(a)	4,560	4,499,363
6.75%, 02/01/30(a)	4,685	4,792,286
6.88%, 07/01/29(a)(b)	5,565	5,686,911
CNX Midstream Partners LP, 4.75%, 04/15/30(a)	3,460	3,311,144
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(a)	10,285	10,011,195
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/29(a)	6,014	6,235,822
Excelerate Energy LP, 8.00%, 05/15/30(a)	5,735	6,010,467
Genesis Energy LP/Genesis Energy Finance Corp.
8.25%, 01/15/29	5,580	5,751,544
8.88%, 04/15/30	4,270	4,456,248
Global Partners LP/GLP Finance Corp., 6.88%, 01/15/29	3,045	3,058,616
Golar LNG Ltd., 7.50%, 10/02/30(a)(b)	4,385	4,453,758
Hess Midstream Operations LP
4.25%, 02/15/30(a)	6,685	6,404,230
5.13%, 06/15/28(a)	4,765	4,739,984
5.50%, 10/15/30(a)	850	846,634
5.88%, 03/01/28(a)	7,300	7,330,952
6.50%, 06/01/29(a)	5,065	5,148,524
ITT Holdings LLC, 6.50%, 08/01/29(a)	11,047	10,926,657
Kinetik Holdings LP
5.88%, 06/15/30(a)	8,415	8,422,868
6.63%, 12/15/28(a)	9,300	9,446,307
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28(a)	3,506	3,573,930
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/29(a)	7,637	7,837,227
Security	Par (000)	Value
Pipelines (continued)
NuStar Logistics LP
5.63%, 04/28/27	$5,085	$5,096,919
6.38%, 10/01/30	5,280	5,380,398
Prairie Acquiror LP, 9.00%, 08/01/29(a)	3,500	3,612,118
Rockies Express Pipeline LLC
4.80%, 05/15/30(a)	3,020	2,939,820
4.95%, 07/15/29(a)	4,945	4,868,361
Summit Midstream Holdings LLC, 8.63%, 10/31/29(a)	7,430	7,705,772
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	6,942	6,930,719
6.00%, 12/31/30(a)(b)	6,550	6,490,423
7.38%, 02/15/29(a)	7,275	7,438,372
TransMontaigne Partners LLC, 8.50%, 06/15/30(a)	4,540	4,636,555
Venture Global Calcasieu Pass LLC
6.25%, 01/15/30(a)	8,915	9,054,542
3.88%, 08/15/29(a)(b)	11,085	10,547,111
Venture Global LNG, Inc.
7.00%, 01/15/30(a)	13,510	13,709,934
8.38%, 06/01/31(a)	13,950	14,420,693
9.50%, 02/01/29(a)	25,410	27,195,362
Venture Global Plaquemines LNG LLC, 6.13%, 12/15/30(a)	14,920	15,139,875
		293,701,361
Real Estate — 0.9%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)	5,075	5,104,198
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(a)	4,015	3,844,864
5.75%, 01/15/29(a)(b)	5,193	5,109,798
9.75%, 04/15/30(a)	4,255	4,557,584
CoreLogic, Inc., 9.00%, 08/01/31(a)(b)	10,800	10,648,360
Five Point Operating Co. LP, 8.00%, 10/01/30(a)	4,060	4,154,293
Greystar Real Estate Partners LLC, 7.75%, 09/01/30(a)	2,800	2,897,298
Howard Hughes Corp.(The)
4.13%, 02/01/29(a)	5,755	5,531,453
4.38%, 02/01/31(a)	5,350	5,005,316
Hunt Companies, Inc., 5.25%, 04/15/29(a)	5,640	5,528,695
Kennedy-Wilson, Inc., 7.00%, 06/01/31(a)	8,655	8,808,554
Newmark Group, Inc., 7.50%, 01/12/29(b)	4,185	4,358,015
		65,548,428
Real Estate Investment Trusts — 3.8%
Arbor Realty SR, Inc.
7.88%, 07/15/30(a)(b)	4,375	3,976,683
8.50%, 12/15/28(a)(b)	3,180	3,045,645
Blackstone Mortgage Trust, Inc.
6.25%, 06/01/31(a)	3,290	3,145,651
7.75%, 12/01/29(a)(b)	4,057	4,186,591
Brandywine Operating Partnership LP
3.95%, 11/15/27	4,150	4,046,243
8.30%, 03/15/28	3,270	3,383,644
8.88%, 04/12/29	4,902	5,146,458
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(a)(b)	6,289	6,192,985
Diversified Healthcare Trust
4.38%, 03/01/31(b)	4,250	3,886,708

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.75%, 02/15/28(b)	$4,595	$4,503,068
7.25%, 10/15/30(a)	3,600	3,691,374
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM, 7.38%, 09/30/30(a)	3,460	3,437,182
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	3,675	3,216,173
3.95%, 11/01/27	3,185	3,098,730
4.65%, 04/01/29(b)	4,527	4,251,188
5.95%, 02/15/28(b)	3,510	3,472,177
Iron Mountain, Inc.
4.50%, 02/15/31(a)	8,425	7,971,699
4.88%, 09/15/27(a)	9,015	8,986,056
4.88%, 09/15/29(a)	8,841	8,616,119
5.00%, 07/15/28(a)	4,515	4,473,330
5.25%, 03/15/28(a)	7,542	7,511,088
5.25%, 07/15/30(a)	11,360	11,102,484
7.00%, 02/15/29(a)	8,357	8,483,186
Millrose Properties, Inc., 6.38%, 08/01/30(a)	11,070	11,130,359
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31	9,255	6,280,238
4.63%, 08/01/29	8,160	6,540,750
5.00%, 10/15/27(b)	12,781	12,384,789
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)	6,468	6,304,327
5.88%, 10/01/28(a)	6,455	6,445,684
7.00%, 02/01/30(a)(b)	5,175	5,254,954
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(a)(b)	3,710	3,737,973
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	5,500	5,380,833
7.25%, 07/15/28(a)	3,348	3,408,684
Rithm Capital Corp.
8.00%, 04/01/29(a)	6,888	6,925,595
8.00%, 07/15/30(a)	4,540	4,527,604
8.50%, 06/01/31(a)(b)	3,935	3,944,028
RLJ Lodging Trust LP, 4.00%, 09/15/29(a)(b)	4,527	4,312,667
SBA Communications Corp.
3.13%, 02/01/29	12,505	11,942,731
3.88%, 02/15/27	13,166	13,079,710
Service Properties Trust
3.95%, 01/15/28	3,645	3,536,251
4.38%, 02/15/30	3,475	3,136,132
4.95%, 10/01/29(b)	3,865	3,607,853
Starwood Property Trust, Inc.
5.25%, 10/15/28(a)(b)	4,615	4,568,377
5.75%, 01/15/31(a)	4,550	4,483,525
5.88%, 08/15/29(a)	1,920	1,921,520
6.00%, 04/15/30(a)(b)	3,540	3,541,745
6.13%, 06/01/31(a)	3,865	3,857,270
6.50%, 07/01/30(a)(b)	4,565	4,622,063
6.50%, 10/15/30(a)	4,610	4,671,221
7.25%, 04/01/29(a)	5,245	5,404,960
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(a)	6,415	6,107,614
Vornado Realty LP, 3.40%, 06/01/31	2,530	2,302,685
XHR LP
4.88%, 06/01/29(a)(b)	4,622	4,497,530
6.63%, 05/15/30(a)(b)	3,745	3,816,876
		291,501,010
Security	Par (000)	Value
Retail — 5.2%
Academy Ltd., 5.88%, 05/15/31(a)	$2,385	$2,358,656
Advance Auto Parts, Inc.
1.75%, 10/01/27	2,665	2,562,137
3.90%, 04/15/30(b)	4,310	4,033,429
7.00%, 08/01/30(a)(b)	8,735	8,946,404
Arko Corp., 5.13%, 11/15/29(a)	4,100	3,833,789
Asbury Automotive Group, Inc.
4.50%, 03/01/28	3,351	3,314,558
4.63%, 11/15/29(a)(b)	7,112	6,899,493
4.75%, 03/01/30(b)	3,860	3,731,201
Bath & Body Works, Inc.
5.25%, 02/01/28	4,142	4,137,696
6.63%, 10/01/30(a)(b)	7,465	7,583,270
7.50%, 06/15/29	3,547	3,590,115
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.
3.50%, 02/15/29(a)(b)	6,315	6,042,472
3.88%, 01/15/28(a)	13,287	13,036,132
4.00%, 10/15/30(a)(b)	19,575	18,390,106
4.38%, 01/15/28(a)	6,885	6,794,944
5.63%, 09/15/29(a)(b)	4,684	4,677,663
6.13%, 06/15/29(a)	10,180	10,278,135
Carvana Co.
9.00%, 06/01/30, (9.00% Cash)(a)(b)(f)	12,450	12,847,713
9.00%, 06/01/31, (9.00 % Cash)(a)(b)(f)	14,125	15,532,203
Family Dollar Stores LLC, 10.00%, 07/31/31(a)	1,940	1,908,475
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 04/01/29(a)(b)	7,525	7,352,180
9.25%, 01/15/31(a)	5,825	6,116,500
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/29(a)	9,025	8,768,925
6.75%, 01/15/30(a)(b)	11,345	11,117,587
FirstCash, Inc.
4.63%, 09/01/28(a)(b)	4,490	4,410,067
5.63%, 01/01/30(a)	4,915	4,837,306
Gap, Inc. (The), 3.63%, 10/01/29(a)(b)	6,852	6,437,026
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(a)	4,330	4,295,369
11.50%, 08/15/29(a)	4,865	5,110,064
GPS Hospitality Operating Co. LLC, 11.00%, 03/05/31(a)	529	476,264
Group 1 Automotive, Inc.
4.00%, 08/15/28(a)(b)	6,747	6,514,009
6.38%, 01/15/30(a)(b)	4,535	4,546,564
Guitar Center, Inc., 8.50%, 01/15/29, (8.50% PIK)(a)(b)(f)	5,120	4,423,222
Ken Garff Automotive LLC, 4.88%, 09/15/28(a)(b)	3,555	3,518,791
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)	5,007	4,985,511
Kohl's Corp.
5.13%, 05/01/31(b)	3,500	3,137,776
10.00%, 06/01/30(a)(b)	3,390	3,664,816
LBM Acquisition LLC
6.25%, 01/15/29(a)	7,385	4,748,180
9.50%, 06/15/31(a)	7,000	5,901,438
LCM Investments Holdings II LLC, 4.88%, 05/01/29(a)	8,440	8,226,215
Lithia Motors, Inc.
3.88%, 06/01/29(a)(b)	7,265	6,961,490
4.38%, 01/15/31(a)(b)	3,280	3,104,803

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.63%, 12/15/27(a)	$3,440	$3,422,198
5.50%, 10/01/30(a)	4,880	4,818,573
Men's Wearhouse LLC (The), 9.00%, 02/01/31(a)(b)	3,740	3,985,349
Murphy Oil USA, Inc.
3.75%, 02/15/31(a)(b)	3,830	3,556,921
4.75%, 09/15/29	4,577	4,498,436
Nordstrom, Inc.
4.00%, 03/15/27	3,218	3,173,434
4.38%, 04/01/30(b)	4,455	4,261,542
Papa John's International, Inc., 3.88%, 09/15/29(a)(b)	3,675	3,457,256
Park River Holdings, Inc.
8.00%, 03/15/31(a)(b)	6,250	6,217,786
8.75%, 12/31/30(a)(b)	4,828	4,474,096
Penske Automotive Group, Inc., 3.75%, 06/15/29(b)	4,677	4,461,149
Petco Health & Wellness Co., Inc., 8.25%, 02/01/31(a)(b)	5,345	5,360,888
QXO Building Products, Inc., 6.50%, 07/15/31(a)(b)	6,265	6,296,358
Sonic Automotive, Inc., 4.63%, 11/15/29(a)(b)	5,832	5,675,012
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(a)(b)	4,525	4,290,582
Staples, Inc.
10.75%, 09/01/29(a)	21,095	20,123,271
12.75%, 01/15/30(a)	6,880	5,421,573
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)(b)	4,280	4,026,274
Superior Plus LP/Superior General Partner, Inc., 4.50%, 03/15/29(a)	5,555	5,365,431
Victoria's Secret & Co., 4.63%, 07/15/29(a)(b)	5,497	5,337,079
Victra Holdings LLC/Victra Finance Corp., 8.75%, 09/15/29(a)(b)	4,060	4,137,153
Vivo Energy Investments BV, 5.13%, 09/24/27(a)(b)	1,190	1,178,163
White Cap Supply Holdings LLC, 7.38%, 11/15/30(a)(b)	5,785	5,813,289
Yum! Brands, Inc.
3.63%, 03/15/31(b)	8,230	7,590,551
4.75%, 01/15/30(a)	6,625	6,473,288
		392,568,346
Semiconductors — 0.5%
Entegris, Inc.
3.63%, 05/01/29(a)(b)	3,317	3,153,150
4.38%, 04/15/28(a)(b)	3,627	3,550,848
4.75%, 04/15/29(a)	13,337	13,114,039
5.95%, 06/15/30(a)	7,890	7,889,763
ON Semiconductor Corp., 3.88%, 09/01/28(a)	6,187	5,967,250
Synaptics, Inc., 4.00%, 06/15/29(a)	3,527	3,466,318
		37,141,368
Software — 3.4%
AthenaHealth Group, Inc., 6.50%, 02/15/30(a)	20,155	19,416,684
Capstone Borrower, Inc., 8.00%, 06/15/30(a)(b)	7,125	6,930,844
CDK Global II LLC, 4.88%, 06/01/27	15	13,288
CDK Steerco
7.25%, 06/15/29(d)	6,507	4,164,480
8.00%, 06/15/29(d)	6,527	4,177,280
Cloud Software Group LLC, 9.00%, 09/30/29(a)(b)	32,270	31,622,583
Cloud Software Group, Inc., 6.50%, 03/31/29(a)(b)	33,658	32,892,843
CoreWeave, Inc.
9.00%, 02/01/31(a)(b)	13,750	12,412,950
9.25%, 06/01/30(a)(b)	17,230	16,144,510
Security	Par (000)	Value
Software (continued)
Dye & Durham Ltd., 8.63%, 04/15/29(a)(b)	$4,915	$2,932,340
Elastic NV, 4.13%, 07/15/29(a)	5,212	4,960,782
Ellucian Holdings, Inc., 6.50%, 12/01/29(a)(b)	6,177	5,940,124
Fair Isaac Corp., 4.00%, 06/15/28(a)	8,031	7,763,347
Open Text Corp.
3.88%, 02/15/28(a)(b)	7,975	7,768,424
3.88%, 12/01/29(a)	7,610	6,997,348
Open Text Holdings, Inc., 4.13%, 02/15/30(a)	7,885	7,268,328
Pagaya U.S. Holdings Co. LLC, 8.88%, 08/01/30(a)(b)	4,245	3,773,451
Playtika Holding Corp., 4.25%, 03/15/29(a)(b)	5,130	4,642,329
PTC, Inc., 4.00%, 02/15/28(a)	4,525	4,420,521
RingCentral, Inc., 8.50%, 08/15/30(a)	2,450	2,552,408
ROBLOX Corp., 3.88%, 05/01/30(a)	9,015	8,375,987
Rocket Software, Inc.
6.50%, 02/15/29(a)(b)	5,005	4,604,179
9.00%, 11/28/28(a)(b)	7,065	7,006,572
SS&C Technologies, Inc., 5.50%, 09/30/27(a)	15,323	15,311,448
Twilio, Inc.
3.63%, 03/15/29	4,555	4,360,556
3.88%, 03/15/31(b)	3,910	3,646,273
UKG, Inc., 6.88%, 02/01/31(a)(b)	20,410	19,959,065
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(a)(b)	5,840	4,847,926
		254,906,870
Telecommunications — 5.9%
Altice Financing SA
5.00%, 01/15/28(a)	10,328	6,517,824
5.75%, 08/15/29(a)	17,840	11,272,027
9.63%, 07/15/27(a)	2,990	1,991,340
Altice France SA
6.50%, 10/15/31(a)	1,654	1,597,846
6.88%, 10/15/30(a)	6,852	6,697,315
6.88%, 07/15/32(a)	1,306	1,267,176
9.50%, 11/01/29(a)	11,039	11,169,989
APLD ComputeCo 2 LLC, 6.75%, 03/15/31(a)(b)	16,645	16,277,793
APLD ComputeCo 3 LLC, 7.00%, 06/15/31(a)(b)	12,230	11,920,174
APLD ComputeCo LLC, 9.25%, 12/15/30(a)	19,630	20,857,120
Black Pearl Compute LLC, 6.13%, 02/15/31(a)(b)	13,290	13,245,008
Ciena Corp., 4.00%, 01/31/30(a)(b)	3,607	3,414,567
Cipher Compute LLC, 7.13%, 11/15/30(a)(b)	14,925	15,212,381
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)(b)	17,190	18,041,722
Connect Holding II LLC, 10.50%, 04/03/31(a)	14,855	14,538,277
Core Scientific Finance I LLC, 7.75%, 05/15/31(a)(b)	26,055	25,552,138
Edged Compute LLC, 7.50%, 04/30/31(a)(b)	10,650	10,055,836
ELK Grove Village Property LLC, 7.50%, 06/15/31(a)(b)	7,205	6,940,483
Flash Compute LLC, 7.25%, 12/31/30(a)(b)	11,415	11,530,834
Galaxy Helios Data Centers II LLC, 9.88%, 08/01/31(a)	14,230	14,270,012
GCI LLC, 4.75%, 10/15/28(a)(b)	5,350	5,240,962
Hughes Satellite Systems Corp., 5.25%, 08/01/26(b)	6,220	4,543,755
Iliad Holding SAS
7.00%, 10/15/28(a)	6,628	6,638,917
8.50%, 04/15/31(a)	7,655	8,044,448
Level 3 Financing, Inc., 3.75%, 07/15/29(a)(b)	513	489,361
Meridian Arc Holdco LLC, 6.25%, 04/30/31(a)	45,600	43,905,677

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
PR RNO Property Owner 1 LLC, 6.50%, 05/01/31(a)	$37,110	$34,789,467
SE COSMOS LLC, 8.88%, 05/01/31(a)(b)	8,310	8,191,583
Stingray Compute LLC, 6.00%, 06/15/31(a)(b)	2,980	2,907,607
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(a)	23,390	21,731,766
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
4.75%, 04/15/28(a)	5,365	5,347,650
6.50%, 02/15/29(a)	9,871	9,713,555
Viasat, Inc.
5.63%, 04/15/27(a)(b)	5,726	5,715,087
6.50%, 07/15/28(a)	3,305	3,270,711
7.50%, 05/30/31(a)	5,905	5,889,558
Viavi Solutions, Inc., 3.75%, 10/01/29(a)(b)	3,490	3,292,643
VMED O2 U.K. Financing I PLC, 4.25%, 01/31/31(a)	11,275	9,006,845
WULF Compute LLC, 7.75%, 10/15/30(a)(b)	27,105	28,120,874
Yondr JK 1 LLC, 6.88%, 06/30/31(a)(b)	5,740	5,466,833
Zayo Group Holdings, Inc.
9.25%, 03/09/30, (5.75 % Cash and 0.50 % PIK)(a)(b)(f)	6,133	6,124,284
13.75%, 09/09/30, (7.13% Cash and 1.88% PIK)(a)(f)	7,536	7,423,001
		448,224,446
Transportation — 0.4%
Beacon Mobility Corp., 7.25%, 08/01/30(a)	4,790	4,931,254
First Student Bidco, Inc./First Transit Parent, Inc., 4.00%, 07/31/29(a)	7,041	6,753,555
PODS LLC, 8.75%, 05/15/31(a)(b)	4,285	4,091,277
Rand Parent LLC, 8.50%, 02/15/30(a)(b)	7,720	7,924,091
RXO, Inc., 6.38%, 05/15/31(a)	3,485	3,474,569
Star Leasing Co. LLC, 7.63%, 02/15/30(a)	6,230	6,033,356
		33,208,102
Trucking & Leasing — 0.2%
FTAI Aviation Investors LLC
5.50%, 05/01/28(a)(b)	8,712	8,674,393
7.00%, 05/01/31(a)	4,525	4,645,306
7.88%, 12/01/30(a)	590	613,454
		13,933,153
Total Corporate Bonds & Notes — 97.4% (Cost: $7,447,705,541)		7,388,465,760
	Shares
Common Stocks
Aerospace & Defense — 0.0%
Incora Top Holdco LLC, NVS(b)(d)	6,597	45,783
Incora Top Holdco LLC, NVS(d)	129,875	901,333
		947,116
Security	Shares	Value
Health Care Technology — 0.0%
Quincy Health LLC(d)	25,958	$—
Hotels, Restaurants & Leisure — 0.0%
GPS Hospitality Holding, NVS	34,521	622,386
Total Common Stocks — 0.0% (Cost $16,663,475)		1,569,502
Preferred Stocks
Broadline Retail — 0.2%
SAKS Global Holdings(d)	12,191,606	12,191,606
Total Preferred Stocks — 0.2% (Cost $12,191,606)		12,191,606
Total Long-Term Investments — 97.6% (Cost: $7,476,560,622)		7,402,226,868
Short-Term Securities
Money Market Funds — 13.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(i)(j)(k)	977,840,877	978,134,229
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(i)(j)	65,640,000	65,640,000
Total Short-Term Securities — 13.8% (Cost: $1,043,432,980)		1,043,774,229
Total Investments — 111.4% (Cost: $8,519,993,602)		8,446,001,097
Liabilities in Excess of Other Assets — (11.4)%		(862,482,777)
Net Assets — 100.0%		$7,583,518,320

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $10,476,463, representing 0.1% of its net assets as of period end, and an original cost of $10,556,457.

(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year High Yield Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$1,164,723,448	$—	$(186,371,052)(a)	$(34,817)	$(183,350)	$978,134,229	977,840,877	$4,616,975 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	197,380,000	—	(131,740,000)(a)	—	—	65,640,000	65,640,000	2,695,199	—
				$(34,817)	$(183,350)	$1,043,774,229		$7,312,174	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$7,379,318,759	$9,147,001	$7,388,465,760
Common Stocks	—	622,386	947,116	1,569,502
Preferred Stocks	—	—	12,191,606	12,191,606
Short-Term Securities
Money Market Funds	1,043,774,229	—	—	1,043,774,229
	$1,043,774,229	$7,379,941,145	$22,285,723	$8,446,001,097

Portfolio Abbreviation
NVS	Non-Voting Shares
PIK	Payment-in-kind
RB	Revenue Bonds
REIT	Real Estate Investment Trust